Basic and Diluted Loss per Share	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Basic and Diluted Loss per Share
16	Basic and Diluted Loss per Share
The loss per share is calculated by dividing the net loss attributable to common shareholders by the weighted average common shares outstanding during the period.
(in thousands of US dollars, except per share amounts)

	Three months ended September 30, 2021	(Restated- Note 4) Three months ended September 30, 2020	Nine months ended September 30, 2021	(Restated- Note 4) Nine months ended September 30, 2020
Net loss attributable to common shareholders	$(1,337)	$(7,211)	$(11,570)	$(18,051)

Weighted average common shares outstanding:
Basic and diluted	77,082,852	70,178,428	72,727,721	70,075,828

Net loss per share attributable to common shareholders:
Basic and diluted	$(0.02)	$(0.10)	$(0.16)	$(0.26)

Employee stock options, warrants and restricted share units excluded from the computation of diluted per share amounts as their effect would be a n tidilutive	1,967,411	1,612,695	2,023,697	1,641,031